Offerings - Offering: 1	Oct. 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	540,000
Proposed Maximum Offering Price per Unit	13.62
Maximum Aggregate Offering Price	$ 7,354,800.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,015.70
Offering Note	(1) This registration statement registers 540,000 shares of common stock, $0.01 par value per share, of Chimera Investment Corporation (the "Common Stock") to be issued from time to time in accordance with the Chimera Investment Corporation Inducement Award Plan. (2) Calculated in accordance with Rules 457(c) and 457(h) under the Securities Act of 1933, as amended based on the average of the high and low sales prices for the Common Stock as reported on the New York Stock Exchange on September 25, 2025.